Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]			Total Stockholder Return[4]	Peer Group Total Stockholder Return[4]	Net Income (millions)	Gross Bookings (millions)[5]
2022	$24,276,977	($8,946,037)	$9,583,840	($295,737)	$83.15	$139.00	($9,141M)	$115,395M
2021	$19,937,818	$4,212,154	$8,227,049	$3,380,603	$140.99	$193.58	($496M)	$90,415M
2020	$12,246,078	$45,037,091	$9,442,887	$16,013,106	$171.49	$143.89	($6,768M)	$57,897M

PEO Total Compensation Amount	[1]	$ 24,276,977	$ 19,937,818	$ 12,246,078
PEO Actually Paid Compensation Amount	[2]	(8,946,037)	4,212,154	45,037,091
Non-PEO NEO Average Total Compensation Amount	[3]	9,583,840	8,227,049	9,442,887
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ (295,737)	3,380,603	16,013,106
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus TSR

As described in our CD&A, in order to align our executive’s compensation with the interests of our stockholders, the vast majority of our executives’ compensation comes in the form of long-term incentives. The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s cumulative TSR over the past three years. 2020 compensation actually paid for our PEO includes the final tranche of his sign-on award. For 2021 and later, PEO compensation levels have returned to normalized levels. As reflected in the chart below, compensation for our executives is heavily linked to Uber’s TSR. Over the last three years CAP for both our PEO and other NEOs has decreased, aligned with Uber’s cumulative TSR due to the fact that their compensation is heavily linked to our stock performance.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Financial Measures (Gross Bookings and Net Income)

The graph below compares CAP, as computed in accordance with Item 402(v) of Regulation S-K, to Uber’s reported Gross Bookings in each respective year. As reflected in our CD&A, Uber has identified Gross Bookings as one of the most important financial measures used in determining compensation. As illustrated below, over the past three years, Uber’s Gross Bookings have increased significantly, while CAP has decreased due to the vast majority of compensation being tied to Uber’s stock price performance.

Additionally, as presented in the Pay-versus-Performance table above, Net Income increased from 2020 to 2021; however, it decreased from 2021 to 2022. We ended the year with a $9.1 billion GAAP net loss largely as a result of a $7 billion net headwind (pre-tax) from revaluations of our equity investments.

Total Shareholder Return Vs Peer Group [Text Block]

TSR: Company versus Peer Group

As shown in the chart below, the Company’s cumulative TSR is below the companies included in the S&P 500 IT. During 2020, our stock price outperformed the S&P 500 IT; however, the S&P500 IT maintained its upward trend until the end of 2021, while our stock price began to decline. In 2022, although we delivered steady and strong financial performance, exceeding analyst expectations, our stock price declined at a similar rate of decline for the S&P 500 IT, amidst a broad sell-off in technology stocks.

Tabular List [Table Text Block]

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” Uber’s executive compensation program reflects a pay-for performance philosophy. The metrics that Uber uses for both our long- and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase stockholder value. Below are the most important measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year:

Most Important Measures to Determine FY22 CAP
Gross Bookings
Adjusted EBITDA
TSR
DEI*
Safety Performance*

*	For further discussion on our DEI and safety improvement measures, please see the disclosure included in our CD&A.

Total Shareholder Return Amount	[4]	$ 83.15	140.99	171.49
Peer Group Total Shareholder Return Amount	[4]	139.00	193.58	143.89
Net Income (Loss)		$ (9,141,000,000)	$ (496,000,000)	$ (6,768,000,000)
Company Selected Measure Amount	[5]	115,395,000,000	90,415,000,000	57,897,000,000
PEO Name		Mr. Khosrowshahi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Gross Bookings
Non-GAAP Measure Description [Text Block]		We define Gross Bookings as the total dollar value, including any applicable taxes, tolls, and fees, of: Mobility rides; Delivery orders (in each case without any adjustment for consumer discounts and refunds); Driver and Merchant earnings; Driver incentives; and Freight revenue. Gross Bookings do not include tips earned by Drivers. Gross Bookings are an indication of the scale of our current platform, which ultimately impacts revenue. For further discussion on our Gross Bookings measure, please see the disclosure in our CD&A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[6]	DEI*
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Safety Performance*
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (20,170,608)	$ (16,030,080)	$ (9,500,772)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,052,406)	304,416	42,291,785
PEO [Member] | Year-End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,192,206	10,951,012	8,417,308
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(23,279,021)	(10,792,546)	33,437,375
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,965,591)	145,949	437,102
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,350,200)	(6,504,170)	(8,190,284)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,529,376)	1,657,724	14,760,502
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,414,146	4,577,410	10,369,779
Non-PEO NEO [Member] | Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,703,300)	(2,832,446)	5,950,766
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		689,599		230,996
Non-PEO NEO [Member] | Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,929,821)	(87,240)	95,804
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,886,843)
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Total compensation reported for Mr. Khosrowshahi for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
[2]	Reflects the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Khosrowshahi and the non-PEO NEOs during the applicable year.
[3]	Represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Khosrowshahi, who has served as our CEO since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Nelson Chai, Tony West, Jill Hazelbaker, and Nikki Krishnamurthy; (ii) for 2021, Nelson Chai, Tony West, Jill Hazelbaker, and Nikki Krishnamurthy; and (iii) for 2020, Nelson Chai, Tony West, Jill Hazelbaker, Nikki Krishnamurthy and Thuan Pham.
[4]	Reflects the cumulative total return to stockholders on Uber’s common stock relative to the cumulative total returns of the Standard & Poor’s 500 Information Technology Sector Index (S&P 500 IT), which is the index included in our Performance Graph in the Company’s Annual Report on Form 10-K for the Fiscal Year ended December 31, 2022.
[5]	We define Gross Bookings as the total dollar value, including any applicable taxes, tolls, and fees, of: Mobility rides; Delivery orders (in each case without any adjustment for consumer discounts and refunds); Driver and Merchant earnings; Driver incentives; and Freight revenue. Gross Bookings do not include tips earned by Drivers. Gross Bookings are an indication of the scale of our current platform, which ultimately impacts revenue. For further discussion on our Gross Bookings measure, please see the disclosure in our CD&A.
[6]	For further discussion on our DEI and safety improvement measures, please see the disclosure included in our CD&A.